Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Statement of Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 145,051	$ 115,159
Operating expenses
Cost of revenue	34,791	745,040
Sales and marketing expenses	6,731,254	4,338,557
General and administrative expense	17,986,528	86,640,500
Other operating expenses	1,156,316	334,952
Depreciation and amortization expenses	242,436	235,797
Impairment of investment in ANY		14,822,022
Impairment of goodwill		44,438
Total operating expenses	26,151,325	107,161,306
Loss from operations	(26,006,274)	(107,046,147)
Other expenses
Interest expense		(3,884,695)
Other non-operating income (expense), net	125,366	256,659
Total other expenses, net	(4,666,416)	(3,628,036)
Income (Loss) before provision for income taxes	(30,672,690)	(110,674,183)
Provision for income taxes	(63,408)	(38,765)
Net (loss) income	$ (30,736,098)	$ (110,712,948)
Net loss per share - Basic	$ (0.03)	$ (0.12)
Net loss per share - Diluted	$ (0.03)	$ (0.12)
Weighted average number of shares - Basic	927,204,508	913,109,577
Weighted average number of shares - Diluted	927,204,508	913,109,577
As filed [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ 11,879,343
Operating expenses
Cost of revenue		5,604,129
Sales and marketing expenses		6,827,211
General and administrative expense		91,604,396
Other operating expenses		334,952
Depreciation and amortization expenses		742,113
Impairment of goodwill		7,418,302
Total operating expenses		112,531,103
Loss from operations		(100,651,760)
Other expenses
Interest expense		(3,884,698)
Other non-operating income (expense), net		315,574
Total other expenses, net		(3,569,124)
Income (Loss) before provision for income taxes		(104,220,884)
Provision for income taxes		115,447
Net (loss) income		$ (104,105,437)
Net loss per share - Basic		$ (0.11)
Net loss per share - Diluted		$ (0.11)
Weighted average number of shares - Basic		913,109,577
Weighted average number of shares - Diluted		913,109,577
Restatement adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ (11,764,184)
Operating expenses
Cost of revenue		(4,859,089)
Sales and marketing expenses		(2,488,654)
General and administrative expense		(4,963,896)
Depreciation and amortization expenses		(506,316)
Impairment of investment in ANY		14,822,022
Impairment of goodwill		(7,373,864)
Total operating expenses		(5,369,797)
Loss from operations		(6,394,387)
Other expenses
Interest expense		3
Other non-operating income (expense), net		(58,915)
Total other expenses, net		(58,912)
Income (Loss) before provision for income taxes		(31,521,733)
Provision for income taxes		(63,408)
Net (loss) income	$ 6,600,000	$ (31,585,141)
Net loss per share - Basic		$ (0.01)
Net loss per share - Diluted		$ (0.01)